Components of Loss from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net revenues									$ 20,605	$ 22,239	$ 25,071
Discontinued operations:
Loss from discontinued operations before income taxes									(15,790)	(25,239)	(1,672)
Income tax (provision) benefit									(8)	1,070	(181)
Loss from discontinued operations, net of income taxes									(15,798)	(24,169)	(1,853)
Gain on sale of discontinued operations, net of income taxes of nil									4,821
Net loss from discontinued operations, net of income taxes	$ 3,488	$ (12,678)	$ (1,011)	$ (776)	$ (711)	$ (5,270)	$ (17,343)	$ (845)	$ (10,977)	$ (24,169)	$ (1,853)